INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Income tax benefit (provision)		$ 1,100,120
Deferred tax assets before valuation allowance	$ 16,733,582	13,103,268
Increase in valuation allowance	$ 3,630,314	$ 3,081,497
Tax rate	28.00%	0.00%
Non-deductible impairments of goodwill and intangible assets	$ 17,700,000
Amortization of non-cash debt issuance costs	6,500,000
Operating loss carry forward indefinitely	$ 59,865,000	$ 46,896,000
Aggregate percentage of ownership	50.00%
Change in ownership percentage in common stock	5.00%